Asset Impairment (Details 3 (Predecessor, USD $) In Thousands, unless otherwise specified	4 Months Ended	12 Months Ended
	May 13, 2014 aircraft	Dec. 31, 2013 aircraft	Dec. 31, 2012 aircraft
Impairment charges and fair value adjustments
Aircraft Impaired or Adjusted	12	44	26
Impairment Charges and Fair Value Adjustments	$ 49,247	$ 238,557	$ 89,700
Aircraft likely to be sold or sold
Impairment charges and fair value adjustments
Aircraft Impaired or Adjusted	3	19	10
Impairment Charges and Fair Value Adjustments	21,200	95,000	43,300
Number of aircraft reclassified into flight equipment held for sale when held for sale criteria met		11
Number of aircraft transferred to flight equipment held for sale when criteria of flight equipment held for sale was met sold during year		10
Number of aircraft transferred to flight equipment held for sale when criteria of flight equipment held for sale was met sold and converted to a finance and sales-type lease during year		1
Held for sale aircraft sold or transferred from held for sale back to flight equipment
Impairment charges and fair value adjustments
Aircraft Impaired or Adjusted			4
Impairment Charges and Fair Value Adjustments			4,100
Aircraft intended to be or designated for part-out
Impairment charges and fair value adjustments
Aircraft Impaired or Adjusted	9	25	12
Impairment Charges and Fair Value Adjustments	$ 28,000	$ 143,600	$ 42,300
Aircraft impaired or adjusted twice	4
Engines impaired or adjusted	4	7	13